UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: July 1, 2021 - June 30, 2022

Roumell Opportunistic Value Fund Proxy Vote Records
STREAMLINE HEALTH SOLUTIONS, INC.
Security		86323X106	Meeting Type		SPECIAL
Ticker Symbol		STRM	Meeting Date		29-Jul-21
Record Date		20-May-21
Item	Proposal		Type	Vote	Management Recommendation
1
To ratify the approval, filing and effectiveness of the Certificate of Amendment to our Certificate of Incorporation, filed with the Secretary of State of the State of Delaware on May 24, 2021, and the increase in the total number of authorized shares of common stock from 45,000,000 shares to 65,000,000 shares, which became effective on May 24, 2021.
			MANAGEMENT	For	For
2
To ratify the approval and effectiveness of an amendment to our Third Amended and Restated 2013 Stock Incentive Plan increasing the number of authorized shares available for issuance undedr the plan, which was filed with the U.S. Securities and Exchange Commission on May 24, 2021 and became effective as of the same date, conditioned upon the ratification of Proposal 1.
			MANAGEMENT	For	For
3	To approve an adjournment of the Special Meeting, if necessary, to solicit additional proxies if there are not sufficient votes in favor of the ramifications.		MANAGEMENT	For	For

COLLPLANT BIOTECHNOLOGIES LTD.
Security		M2R51X116	Meeting Type		ANNUAL
Ticker Symbol		CLGN	Meeting Date		4-Aug-21
Record Date		1-Jul-21
Item	Proposal		Type	Vote	Management Recommendation
1.	Director		MANAGEMENT	No Vote	For
	A	Dr. Roger Pomerantz
	B.	Dr. Abraham (Avri) Havron
	C.	Joseph Zarzewsky
	D.	Hugh Evans
2.
To approve the re-appointment of Kost Forer Gabbay & Kasierer, a member firm of Ernst & Young Global, as the independent auditors of the Company for the period ending at the close of the next annual general meeting.
			MANAGEMENT	No Vote	For
3	To approve the grant of options exercisable into ordinary shares of the Company to Hugh Evans, subject to Mr. Evans' election as a member of the Board of Directors as detailed in Proposal No. 1.		MANAGEMENT	No Vote	For
3A
Do you have a personal interest in the approval of Proposal 3 or are you a controlling shareholder of the Company (please note: if you do not mark either Yes or No, your shares will not be voted for Proposal 3)?
			MANAGEMENT	No Vote	Yes
4	To approve a bonus grant to Yehiel Tal, the Company's Chief Executive Officer.		MANAGEMENT	No Vote	For
4A
Do you have a personal interest in the approval of Proposal 4 or are you a controlling shareholder of the Company (please note: if you do not mark either Yes or No, your shares will not be voted for Proposal 4)?
			MANAGEMENT	No Vote	Yes
5	To approve a bonus grant to Eran Rotem, the Company's Deputy Chief Executive Officer and CFO.		MANAGEMENT	No Vote	For
5A
Do you have a personal interest in the approval of Proposal 5 or are you a controlling shareholder of the Company (please note: if you do not mark either Yes or No, your shares will not be voted for Proposal 5)?
			MANAGEMENT	No Vote	Yes
6	To approve an amendment to the Company's compensation policy in connection with the provisions relating to the purchase of directors' and officers' liability insurance policies.		MANAGEMENT	No Vote	For
6A
Do you have a personal interest in the approval of Proposal 6 or are you a controlling shareholder of the Company (please note: if you do not mark either Yes or No, your shares will not be voted for Proposal 6)?
			MANAGEMENT	No Vote	Yes

GSI TECHNOLOGY INC.
Security		36241U106	Meeting Type		ANNUAL
Ticker Symbol		GSIT	Meeting Date		26-Aug-21
Record Date		7-Jul-21
Item	Proposal		Type	Vote	Management Recommendation
1.	Director		MANAGEMENT		For
	1	Lee-Lean Shu		Withhold
	2	Jack A. Bradley		Withhold
	3	Elizabeth Cholawsky		Withhold
	4	Haydn Hsieh		Withhold
	5	Kim Le		Withhold
	4	Barbara Nelson		Withhold
	5	Ruey L. Lu		Withhold
	6	Robert Yau		Withhold
2	To ratify the appointment of BDO USA, LLP as our independent registered public accounting firm for the fiscal year ending March 31, 2022.		MANAGEMENT	Abstain	For
3
To vote on an advisory (non-binding) resolution regarding the fiscal 2021 compensation of the executive officers named in the Summary Compensation Table included in the proxy statement for the annual meeting.
			MANAGEMENT	Abstain	For
4	To approve the amendment and restatement of our 2016 Equity Incentive PlaN.		MANAGEMENT	Abstain	For
5	To transact such other business as may properly come before the meeting or any adjournment or postponement of the meeting.		MANAGEMENT	Abstain	For

Roumell Opportunistic Value Fund Proxy Vote Records
QUANTUM CORP.
Security		747906501	Meeting Type		ANNUAL
Ticker Symbol		QMCO	Meeting Date		21-Sep-21
Record Date		26-Jul-21
Item	Proposal		Type	Vote	Management Recommendation
1.	Director		MANAGEMENT	No Vote	For
	1	Rebecca J. Jacoby
	2	James J. Lerner
	3	Raghavendra Rau
	4	Marc E. Rothman
	5	Yue Zhou
2	To ratify the appointment of Armanino LLP as the independent registered public accounting firm of the Company for the fiscal year ending March 31, 2022.		MANAGEMENT	No Vote	For
3	To adopt a resolution approving, on an advisory basis, the compensation of the Company’s named executive officers.		MANAGEMENT	No Vote	For
4	To approve an amendment and restatement to the Company’s 2012 Long-Term Incentive Plan		MANAGEMENT	No Vote	For
5	To transact such other business as may properly come before the Annual Meeting or any adjournment or postponement thereof.		MANAGEMENT	No Vote	For

BARNES & NOBLE EDUCATION INC.
Security		06777U101	Meeting Type		ANNUAL
Ticker Symbol		BNED	Meeting Date		23-Oct-21
Record Date		27-Jul-21
Item	Proposal		Type	Vote	Management Recommendation
1	Director		MANAGEMENT	No Vote	For
	A	Emily C. Chiu
	B	Daniel A. DeMatteo
	C	David G. Golden
	D	Michael P. Huseby
	E	Zachary D. Levenick
	F	Lowell W. Robinson
	G	John R. Ryan
	H	Jerry Sue Thornton
2	To vote to approve the Company’s Amended and Restated Equity Incentive Plan to increase the number of shares authorized to be issued under the Plan;		MANAGEMENT	No Vote
3	To vote on an advisory (non-binding) basis to approve executive compensation.		MANAGEMENT	No Vote
4	To ratify the appointment of Ernst & Young LLP as the independent registered public accountants for the Company’s fiscal year ending April 30, 2022.		MANAGEMENT	No Vote
5	To transact such other business as may be properly brought before the Annual Meeting and any adjournment or postponement thereof.		MANAGEMENT	No Vote

ALLOT LTD.
Security		M0854Q105	Meeting Type		ANNUAL
Ticker Symbol		ALLT	Meeting Date		30-Nov-21
Record Date		25-Oct-21
Item	Proposal		Type	Vote	Management Recommendation
1
To approve an amendment to the Company’s Articles of Association, effective immediately upon the approval of this Proposal 1, to provide for the elimination of the different classes of members of the Board of Directors of the Company (the “Board”), so that after completion of their current term, the term of each director who is elected or reelected at or after the Annual Meeting (other than Outside Directors, who shall continue to serve for fixed three-year terms in accordance with the Israel Companies Law, 5759-1999, as amended (the “Israel Companies Law”)) shall be one (1) year.
			MANAGEMENT	No Vote	For
2.
To reelect Manuel Echanove as a Class III director to serve until the 2024 annual meeting of shareholders (or, if Proposal 1 is approved, to serve until the 2022 annual meeting of shareholders), and until his successor has been duly elected and qualified, or until his office is vacated in accordance with the Company’s Articles of Association or the Israel Companies Law.
			MANAGEMENT	No Vote	For
3
To reelect Yigal Jacoby as a Class III director and Chairman of the Board, to serve until the 2024 annual meeting of shareholders (or, if Proposal 1 is approved, to serve until the 2022 annual meeting of shareholders), and until his successor has been duly elected and qualified, or until his office is vacated in accordance with the Company’s Articles of Association or the Israel Companies Law.
			MANAGEMENT	No Vote	For
4
To elect Efrat Makov as an Outside Director (as defined in the Israel Companies Law) of the Company, to serve for a term of three years commencing as of the Annual Meeting, or until her office is vacated in accordance with the Company’s Articles of Association or the Israel Companies Law.
			MANAGEMENT	No Vote	For
5	To approve a grant of 40,000 RSUs of the Company to Erez Antebi, the Company’s President and Chief Executive Officer.		MANAGEMENT	No Vote	For
6
To approve the reappointment of Kost Forer Gabbay & Kasierer, a member of Ernst & Young Global, as Allot’s independent registered public accounting firm for the fiscal year ending December 31, 2021 and until the next annual meeting of shareholders, and to authorize the Board, upon recommendation of the audit committee, to fix the remuneration of said independent registered public accounting firm.
			MANAGEMENT	No Vote	Yes
7	To report on the business of the Company for the fiscal year ended December 31, 2020, including a review of the fiscal 2020 financial statements.		MANAGEMENT	No Vote	Yes
8	To act upon any other matters that may properly come before the Annual Meeting or any adjournment or postponement thereof.		MANAGEMENT	No Vote	Yes

Roumell Opportunistic Value Fund Proxy Vote Records
ENZO BIOCHEM INC.
Security			294100102	Meeting Type		ANNUAL
Ticker Symbol			ENZ	Meeting Date		25-Feb-22
Record Date			31-Mar-22
Item	Proposal			Type	Vote	Management Recommendation
1.
To amend the Company’s certificate of incorporation, as amended (“Certificate of Incorporation”), as indicated in the six sub-proposals below (collectively, the “Charter Proposals”). The Charter Proposals are being presented separately in accordance with U.S. Securities and Exchange Commission (“SEC”) guidance to give shareholders the opportunity to present their separate views on important corporate governance provisions
				MANAGEMENT	For	For
	A	to change the purpose of the Company to carry on any lawful business.			For	For
	B	to declassify the Company’s board of directors (the “Board”).			For	For
	C	to remove Article 7 regarding the Company’s first accounting period for 197to change the purpose of the Company to carry on any lawful business.			For	For
	D	to change the required shareholder vote for approval of mergers, asset sales, and dissolution from two-thirds vote to majority vote.			For	For
	E	to change the required shareholder vote for amendments to the Certificate of Incorporation to a majority vote.			For	For
	F	to change the required vote for amendments to our Amended and Restated By-Laws (“By-Laws”) to either majority board approval or majority shareholder approval.			For	For
2
If the shareholders approve Proposal 1(b) to eliminate classification of the Board, to elect Hamid Erfanian and Bradley L. Radoff each to serve on our Board for a term ending as of our 2022 annual meeting of shareholders, and until each such director’s successor is duly elected and qualified, or if the shareholders do not approve Proposal 1(b) to eliminate classification of the Board, to elect Hamid Erfanian and Bradley L. Radoff each to serve as the Class I Directors, to hold office for a term of three (3) years or until their successors have been duly elected and qualified (the “Director Proposal”).
				MANAGEMENT	For	For
3	To approve, by a nonbinding advisory vote, the compensation of the Company’s Named Executive Officers (the “Advisory Proposal”).			MANAGEMENT	For	For
4
 To ratify the Company’s appointment of EisnerAmper LLP to serve as the Company’s independent registered public accounting firm for the Company’s fiscal year ending July 31, 2022 (the “Auditor Proposal”).
				MANAGEMENT	For	For
5	To transact such other business as may properly come before the Annual Meeting.			MANAGEMENT	For	For

SONIC FOUNDRY, INC.
Security			83545R207	Meeting Type		ANNUAL
Ticker Symbol			SOFO	Meeting Date		10-Mar-22
Record Date			21-Jan-22
Item	Proposal			Type	Vote	Management Recommendation
1.	Director			MANAGEMENT	No Vote	For
	1	Brian T. Wiegand				For
2	To vote on a Proposal to amend the 2020 Equity Incentive Plan to increase the number of shares of common stock subject to the plan from 1,000,000 to 2,000,000.				No Vote	For
3	To ratify the appointment of Wipfli LLP as our independent auditors for the fiscal year ending September 30, 2022.				No Vote	For
4	To transact such other business as may properly come before the meeting or any adjournments thereof.				No Vote	For

FLYHT AEROSPACE SOLUTIONS LTD.
Security			30252U303	Meeting Type		ANNUAL
Ticker Symbol			FLY-CN	Meeting Date		4-May-22
Record Date			26-Mar-22
Item	Proposal			Type	Vote	Management Recommendation
1	To receive the audited financial statements of the Corporation for the fiscal year ended December 31, 2021, together with the report of the auditors thereon.			MANAGEMENT	No Vote	For
2	Director			MANAGEMENT	No Vote	For
		1	Jonina Jonsson			For
		2	William T. Tempany			For
		3	Brent Rosenthal			For
		4	Douglas G. Marlin			For
		5	Jack Olcott			For
		6	Captain Mary McMillan			For
		7	Michael Brown			For
		8	Paul Takalo			For
3	To appoint KPMG LLP as the auditors of the Corporation for the ensuing year and to authorize the board of directors to fix the auditors' remuneration.			MANAGEMENT	No Vote	For
4
To consider and, if deemed advisable, to pass with or without variation, an ordinary resolution approving the 2022 stock option plan, as more particularly described in the accompanying Management Proxy Circular.
				MANAGEMENT	No Vote	For
5	To transact such other business as may be properly brought before the meeting or any adjournment thereof.			MANAGEMENT	No Vote	For

Roumell Opportunistic Value Fund Proxy Vote Records
DUNDEE CORP.
Security			265269209	Meeting Type		ANNUAL
Ticker Symbol			DPMLF	Meeting Date		5-May-22
Record Date			18-Mar-22
Item	Proposal			Type	Vote	Management Recommendation
1	Director			MANAGEMENT	No Vote	For
	1	Jaime Donovan
	2	R. Peter Gillin
	3	Nicole Adshead-Bell
	4	Kalidas Madhavpeddi
	5	Juanita Montalvo
	6	David Rae
	7	Marie-Anne Tawil
	8	Anthony P. Walsh
2	Appointment of PricewaterhouseCoopers LLP, Chartered Professional Accountants, as auditor of the Company for the ensuing year and authorizing the directors to set the auditor’s remuneration.			MANAGEMENT	No Vote	For
3
To consider and, if deemed appropriate, pass, with or without variation, an ordinary resolution approving the 2022 stock option plan of the Company as more particularly described under the heading "Meeting Business – Approval of the 2022 Stock Option Plan" in the accompanying management information circular.
				MANAGEMENT	No Vote	For
4
To consider, and if deemed appropriate, to pass a non-binding, advisory resolution accepting the Company’s approach to executive compensation,as more particularly described in the accompanying management information circular.
				MANAGEMENT	No Vote	For

TETRA TECHNOLOGIES, INC.
Security			88162F105	Meeting Type		ANNUAL
Ticker Symbol			TTI	Meeting Date		24-May-22
Record Date			28-Mar-22
Item	Proposal			Type	Vote	Management Recommendation
1	Director			MANAGEMENT	No Vote	For
		1	Mark E. Baldwin			For
		2	Thomas R. Bates, Jr.			For
		3	John F. Glick			For
		4	Gina A. Luna			For
		5	Brady M. Murphy			For
		6	Sharon B. McGee			For
		7	Shawn D. Williams			For
2	Ratification of the appointment of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.			MANAGEMENT	No Vote	For
3	Advisory vote to approve executive compensation.			MANAGEMENT	No Vote	For
4	Vote on a stockholder proposal entitled, “Proposal 4 – Simple Majority Vote,” if properly presented at the Annual Meeting.			MANAGEMENT	No Vote	For

NI HOLDINGS, INC.
Security			65342T106	Meeting Type		ANNUAL
Ticker Symbol			NODK	Meeting Date		24-May-22
Record Date			4-Apr-22
Item	Proposal			Type	Vote	Management Recommendation
1.	Director			MANAGEMENT	No Vote	For
		A	Erik K. Aasmundstad
		B	Cindy L. Launer
		C	Stephen V. Marlow
2.	To ratify the selection of Mazars USA LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022			MANAGEMENT	No Vote	For
3	To consider such other business as may properly come before the Annual Meeting and any adjournments or postponements thereof.			MANAGEMENT	No Vote	For

AMYRIS INC.
Security			03236M200	Meeting Type		ANNUAL
Ticker Symbol			AMRS	Meeting Date		27-May-22
Record Date			30-Mar-22
Item	Proposal			Type	Vote	Management Recommendation
1.	Director			MANAGEMENT	No Vote	For
		A	John Doerr
		B	Ryan Panchadsaram
		C	Lisa Qi
2	To ratify the appointment of the firm of Macias Gini & O’Connell LLP to serve as our independent registered public accounting firm for fiscal year 2022.			MANAGEMENT	No Vote	For
3
To approve an amendment (the “Amendment”) to Article IV of our restated Certificate of Incorporation to increase the total number of our authorized shares from 455,000,000 to 555,000,000 and the number of authorized shares of common stock from 450,000,000 to 550,000,000 (the “Authorized Share Increase”).
				MANAGEMENT	No Vote	For

Roumell Opportunistic Value Fund Proxy Vote Records
QUMU CORP.
Security			749063103	Meeting Type		ANNUAL
Ticker Symbol			QUMU	Meeting Date		2-Jun-22
Record Date			25-Apr-22
Item	Proposal			Type	Vote	Management Recommendation
1	Director			MANAGEMENT	No Vote	For
	1	Rose Bentley
	2	Neil E. Cox
	3	Mary E. Chowning
	4	Daniel R. Fishback
	5	Edward D. Horowitz
	6	Kenan Lucas
	7	Robert F. Olson
2	To approve, on a non-binding advisory basis, the compensation paid to our named executive officers.			MANAGEMENT	No Vote	For
3	To approve an amendment to the Qumu Corporation Second Amended and Restated 2007 Stock Incentive Plan to increase the number of shares authorized for issuance by 1,200,000 shares.			MANAGEMENT	No Vote	For
4	To ratify the appointment of KPMG LLP as the independent registered public accounting firm for Qumu Corporation for the year ending December 31, 2022.			MANAGEMENT	No Vote	For
5	To act on a shareholder proposal relating to the engagement of an investment bank for the sale of Qumu, if properly presented.			MANAGEMENT	No Vote	For

ARIDIS PHARMACEUTICALS INC.
Security			040334104	Meeting Type		ANNUAL
Ticker Symbol			ARDS	Meeting Date		2-Jun-22
Record Date			4-Apr-22
Item	Proposal			Type	Vote	Management Recommendation
1.	Director			MANAGEMENT	No Vote	For
		1	Craig Gibbs, Ph.D.
		2	John Hamilton
		3	Robert R. Ruffolo, Ph.D.
2	To ratify the appointment of Mayer Hoffman McCann P.C. as our independent registered public accounting firm for our fiscal year ending December 31, 2022.			MANAGEMENT	No Vote	For
3
A non-binding advisory vote to approve the compensation of our principal executive officer, principal financial officer and each of our three other most highly compensated executive officers as of December 31, 2021 (collectively, the “Named Executive Officers”).
				MANAGEMENT	No Vote	For
4	A non-binding advisory vote on the frequency of the vote to approve the compensation of our Named Executive Officers.			MANAGEMENT	No Vote	For
5	The approval of the amendment and restatement of the 2014 Equity Incentive Plan.			MANAGEMENT	No Vote	For
6	To transact such other matters as may properly come before the Annual Meeting and any adjournment or postponement thereof.			MANAGEMENT	No Vote	For

MAGNITE, INC.
Security			55955D100	Meeting Type		ANNUAL
Ticker Symbol			MGNI	Meeting Date		7-Jun-22
Record Date			14-Apr-22
Item	Proposal			Type	Vote	Management Recommendation
1.	Director			MANAGEMENT	No Vote	For
		A	Michael Barrett
		B	Rachael Lam
		C	Robert Spillane
2.	To ratify of the selection of Deloitte and Touche LLP as the company’s independent registered public accounting firm for the current fiscal year.			MANAGEMENT	No Vote	For
3	To approve, on an advisory basis, of the compensation of the company’s named executive officers.			MANAGEMENT	No Vote	For
4	To transact such other business as may properly come before the meeting or any postponement or adjournment thereof.			MANAGEMENT	No Vote	For

KVH INDUSTRIES, INC.
Security			482738101	Meeting Type		ANNUAL
Ticker Symbol			KVHI	Meeting Date		8-Jun-22
Record Date			18-Apr-22
Item	Proposal			Type	Vote	Management Recommendation
1.	Director			MANAGEMENT	No Vote	For
		1	Charles R. Trimble
2	To approve the KVH Industries, Inc. Amended and Restated 2016 Equity and Incentive Plan, which increases the number of shares reserved for issuance under the Plan.			MANAGEMENT	No Vote	For
3	To approve, on an advisory (non-binding) basis, the compensation of our named executive officers in 2021.			MANAGEMENT	No Vote	For
4	To ratify the appointment of Grant Thornton LLP as our independent registered public accounting firm for 2022.			MANAGEMENT	No Vote	For
5	To transact such other business as may properly come before the annual meeting or any adjournment or postponement of the meeting.			MANAGEMENT	No Vote	For

Roumell Opportunistic Value Fund Proxy Vote Records
ETON PHARMACEUTICALS, INC.
Security		29772L108	Meeting Type		ANNUAL
Ticker Symbol		ETON	Meeting Date		14-Jun-22
Record Date		2-May-22
Item	Proposal		Type	Vote	Management Recommendation
1	Director		MANAGEMENT	No Vote	For
	1	Paul V. Maier
2	To ratify the appointment of KMJ Corbin & Company LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.		MANAGEMENT	No Vote	For
3	To transact any other business that properly comes before the Annual Meeting (including adjournments and postponements thereof).		MANAGEMENT	No Vote	For

COMSCORE INC.
Security		20564W105	Meeting Type		ANNUAL
Ticker Symbol		SCOR	Meeting Date		15-Jun-22
Record Date		19-Apr-22
Item	Proposal		Type	Vote	Management Recommendation
1.	Director		MANAGEMENT	No Vote	For
	A	Itzhak Fisher
	B	Pierre Liduena
	C	Marty Patterson
2.	To approve, on a non-binding advisory basis, the compensation paid to our named executive officers.		MANAGEMENT	No Vote	For
3	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.		MANAGEMENT	No Vote	For
4	To approve an amendment to our Amended and Restated 2018 Equity and Incentive Compensation Plan to increase the number of shares of our common stock available for grant by 7,600,000.		MANAGEMENT	No Vote	For
5	To transact any other business that is properly brought before the meeting or any adjournment or postponement thereof.		MANAGEMENT	No Vote	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STARBOARD INVESTMENT TRUST
___________________________

By:	Katherine M. Honey President and Principal Executive Officer

Date:	August 24, 2022